AVAILABLE-FOR-SALE SECURITIES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Amortized Cost, Total	$ 29,471,683	$ 28,846,598	$ 29,166,358
Gross Unrealized Gains	157,417	66,244	86,398
Gross Unrealized Losses	(147,781)	(282,291)	(234,844)
Available-for sale Securities, Fair Value	29,481,319	28,630,551	29,017,912
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Amortized Cost, Total	24,309,721	23,449,558	21,797,221
Gross Unrealized Gains	103,826	52,498	72,984
Gross Unrealized Losses	(141,879)	(231,560)	(142,394)
Available-for sale Securities, Fair Value	24,271,668	23,270,496	21,727,811
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Amortized Cost, Total	3,274,868	3,498,469	4,925,972
Gross Unrealized Gains	32,999	10,429	4,355
Gross Unrealized Losses	(5,249)	(50,085)	(73,798)
Available-for sale Securities, Fair Value	3,302,618	3,458,813	4,856,529
Municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Amortized Cost, Total	1,887,094	1,898,571	2,443,165
Gross Unrealized Gains	20,592	3,317	9,059
Gross Unrealized Losses	(653)	(646)	(18,652)
Available-for sale Securities, Fair Value	$ 1,907,033	$ 1,901,242	$ 2,433,572